Credit Risk - Disclosure of Reconciliation of Exposures, ECL and Net Carrying Amounts (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposures	£ 306,284	£ 313,347
Loss allowance	1,005	865
Assets classified at FVTPL	113	173
Total assets	285,213	287,098	£ 292,332
Loss allowance	378	364
Macro hedge of interest rate risk	(2,657)	77
Retail Banking
Disclosure of credit risk exposure [line items]
Total assets	200,872	190,629	183,154
Mortgages
Disclosure of credit risk exposure [line items]
Loss allowance	251	190
Credit cards
Disclosure of credit risk exposure [line items]
Loss allowance	130	89
Other
Disclosure of credit risk exposure [line items]
Loss allowance	164	109
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowance	67	52
Total assets	10,371	8,873	11,143
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	393	425
Total assets	18,518	19,281	20,820
Corporate Centre
Disclosure of credit risk exposure [line items]
Loss allowance	0	0
Total assets	55,452	68,315	£ 74,431
Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	274,448	275,638
Loss allowance	931	827
Net carrying amount	273,517	274,810
Joint ventures	4,164	3,079
Other items	745	553
Adjusted net carrying amount	278,426	278,442
Assets classified at FVTPL	2,536	1,866
Non-financial assets	4,251	6,790
Total assets	285,213	287,098
Balance sheet asset | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	191,836	183,023
Loss allowance	502	367
Net carrying amount	191,334	182,656
Balance sheet asset | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	184,317	174,712
Loss allowance	248	185
Net carrying amount	184,069	174,527
Balance sheet asset | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	2,557	2,341
Loss allowance	120	82
Net carrying amount	2,437	2,259
Balance sheet asset | Other
Disclosure of credit risk exposure [line items]
Exposures	4,962	5,970
Loss allowance	134	100
Net carrying amount	4,828	5,870
Balance sheet asset | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	5,384	4,984
Loss allowance	67	52
Net carrying amount	5,317	4,932
Balance sheet asset | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	18,518	19,282
Loss allowance	362	408
Net carrying amount	18,156	18,874
Balance sheet asset | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	58,710	68,349
Loss allowance	0	0
Net carrying amount	58,710	68,349
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	31,836	37,709
Loss allowance	74	38
Off-balance sheet | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	21,721	29,372
Loss allowance	42	21
Off-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	8,029	15,951
Loss allowance	3	5
Off-balance sheet | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	10,288	9,960
Loss allowance	10	7
Off-balance sheet | Other
Disclosure of credit risk exposure [line items]
Exposures	3,404	3,461
Loss allowance	29	9
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	356	314
Loss allowance	0	0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	9,759	8,023
Loss allowance	32	17
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	£ 0	£ 0